Fresh Start Accounting -Reconciliation Of Enterprise Value And Reorganization Value (Details) - USD ($) $ / shares in Units, $ in Millions		2 Months Ended
	Feb. 23, 2022	Feb. 22, 2022	Jun. 30, 2022	Dec. 31, 2021
Reorganizations [Abstract]
Enterprise value	$ 2,095
Plus: Cash and cash equivalents at emergence	355		$ 336	$ 312
Less: Fair value of long-term debt	(951)
Implied value of Successor equity	$ 1,499
Shares issued upon emergence (in shares)	49,999,998	49,999,998
Per share value (US$) (in usd per share)	$ 29.98
Plus: Non-interest-bearing current liabilities	$ 350		21	0
Plus: Non-interest-bearing non-current liabilities	179		$ 947	$ 0
Total value of Successor Entity's assets on Emergence	$ 2,979